Fair Value of Financial Instruments - Fair Value Measured on a Non-recurring Basis (Details) - USD ($) $ in Thousands	3 Months Ended		12 Months Ended
	Mar. 31, 2017	Mar. 31, 2016	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Loss / write down on assets held for sale	$ 17,701	$ 12,433	$ 17,354	$ 11,433	$ 397,472